Leases - Schedule of Leases (Details) - Office spaces [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Leases [Line Items]
Depreciated balance	$ 41,873	$ 44,406
Cost [Member]
Schedule of Leases [Line Items]
Beginning balance	63,503	46,649
Additions	4,183	17,191
Disposal	(981)	(337)
Ending balance	66,705	63,503
Accumulated depreciation [Member]
Schedule of Leases [Line Items]
Beginning balance	(19,097)	(13,991)
Depreciation	(6,716)	(5,291)
Disposal	981	185
Ending balance	$ (24,832)	$ (19,097)